RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 13, 2026	Jun. 16, 2025	Feb. 20, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	May 31, 2025
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Capital contribution amount						$ 201,250,000	$ 0	$ 201,250,000
Percentage of redeem public shares		100.00%					100.00%	100.00%
Paid to sponsor		$ 203,557
Overpayment		10,321
Payment of related party due						10,321	$ 0	$ 5,089
Due from related party				$ 9,718			9,718	15,410
Related party receivable								15,410
Administrative services fee to related party				15,000		2,333	30,000	27,833
Outstanding administrative service Fee payable							0	5,000
Alberto Pontonio [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of shares allotted to broker (in Shares)									300,000
Investor [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Working capital loans amount				$ 1,500,000			$ 1,500,000	$ 1,500,000
Business combination price per share (in Dollars per share)				$ 10			$ 10	$ 10
Blockfusion Business Combination [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payment of related party due				$ 2,783	$ 0	$ 0	$ 9,718
Founder [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares isssued, price per share (in Dollars per share)									$ 0.004
Stock issued during period shares of additional founder shares (in Shares)									1,009,988
Common stock shares, outstanding (in Shares)									7,069,913
Promissory Note [Member] | Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate loan amount				$ 300,000			300,000	$ 300,000
Repaid loan amount							$ 747,500	747,500
Borrowed amount		$ 193,236
Administrative Support Agreement [Member] | Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Monthly for office space	$ 5,000							5,000
IPO Promissory Note [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related party receivable								$ 10,321
Common Class B [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Common stock shares, outstanding (in Shares)				7,069,913			7,069,913	7,069,913
Common Class B [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Capital contribution amount			$ 25,000
Shares isssued, price per share (in Dollars per share)			$ 0.004
Number of shares issued (in Shares)			6,059,925